Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Finite Lived Intangible Assets
The following table summarizes the Group’s intangible assets:

	December 31, 2020	December 31, 2021
	RMB	RMB
Gross carrying amount
Copyright	8,488	8,492
Software	2,851	3,080
Trademark and others	2,446	3,215

Total gross carrying amount	13,785	14,787

Less: accumulated amortization
Copyright	(8,468)	(8,696)
Software	(1,503)	(2,032)
Trademark and others	(885)	(1,814)

Total accumulated amortization	(10,856)	(12,542)

Intangible assets, net	2,929	2,245

Summary of Finite-Lived Intangible Assets, Future Amortization Expense	The estimated amortization expenses for each of the following five years are as follows:

Amortization expense of intangible assets
RMB
2022	1,276
2023	660
2024	204
2025	91
2026	14